Investment Strategy	Nov. 11, 2025
21Shares FTSE Crypto 10 Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track, before fees and expenses, the price performance of the Index. The Fund does not try to outperform the Index and does not seek to invest in temporary defensive positions when markets decline or appear overvalued.
The Index measures the performance of the top ten largest crypto assets globally, ranked by their market capitalization (collectively, the “Underlying Crypto Assets”). All crypto assets that meet the Index eligibility criteria may be included in the Index. The Index is reconstituted and rebalanced quarterly in March, June, September and December. Therefore, the crypto assets represented in the Index are likely to change over time. Each crypto asset’s weighting in the Index is based solely on its market capitalization. A crypto asset’s market capitalization is defined as its “circulating” supply (i.e., the total number of coins or tokens currently available for trading in the market) as of the last day of the month prior to the Index’s quarterly rebalance month multiplied by its price on the Wednesday after the first Friday of the Index’s quarterly rebalance month. The Index Provider (as defined below) determines the circulating supply and the price of each crypto asset included in the Index using publicly available data from multiple well-established and reputable cryptocurrency trading platforms selected by the Index Provider.
As of the date of this Prospectus the Index constituents include the following:

Crypto Asset	Weighting (as of October 31, 2025)
Bitcoin	69.50%
Ethereum	14.91%
Binance Coin	4.82%
XRP	4.81%
Solana	3.24%
Dogecoin	2.89%
Cardano	0.71%
Hyperliquid	0.47%
Chainlink	0.37%
Sui	0.27%
The Index is constructed and maintained by FTSE Russell (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser, or 21Shares US LLC (the “Sub-Adviser”).
The Fund seeks to achieve its investment objective by investing primarily in securities and financial instruments that derive their value from the performance of the Underlying Crypto Assets. The Fund does not invest directly in any crypto assets, including the Underlying Crypto Assets. In seeking to achieve its investment objective, the Fund may invest in (i) exchange traded products (“ETPs”) that provide exposure to one or more Underlying Crypto Assets, including by holding one or more Underlying Crypto Assets directly; (ii) ETFs registered under the 1940 Act that provide exposure to one or more Underlying Crypto Assets; and (iii) financial instruments, including swap agreements, futures contracts, and options contracts that provide direct and indirect economic exposure to one or more Underlying Crypto Assets. The Fund may invest in ETPs, ETFs or other products managed by, sponsored by, or otherwise associated with a Sub-Adviser.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments that provide exposure to Underlying Crypto Assets or have economic characteristics that are substantially similar to Underlying Crypto Assets. Additional information about the securities and financial instruments in which the Fund will primarily invest is described below:
•ETPs. The Fund may invest directly in ETPs. ETPs in which the Fund may invest are designed to provide exposure to the performance of one or more Underlying Crypto Assets and either hold such crypto assets directly or are fully secured by holdings of such crypto assets (“Spot Crypto ETPs”). The Fund may invest in U.S. ETPs or non-U.S. ETPs. The U.S. ETPs generally issue shares of beneficial interest that derive their value from a basket of one or more crypto assets. Each non-U.S. ETP will generally be structured as an exchange traded note, and issue bonds that are collateralized by the respective amount of units of the particular Underlying Crypto Asset. The non-U.S. ETPs in which the Fund may invest will be listed on a European exchange and domiciled in Europe, including the United Kingdom and Channel Islands. ETPs are not registered under the 1940 Act, and thus do not provide shareholders with the protections afforded by the 1940 Act. The Fund may invest in ETPs managed by, sponsored by, or otherwise associated with the Sub-Adviser.
•ETFs. The Fund may invest in ETFs that are registered under the 1940 Act that provide exposure to one or more crypto assets (“Crypto ETFs”). ETFs are a type of open-end fund, shares of which are traded on a national securities exchange. ETFs may not hold any Underlying Crypto Assets directly, but may invest in derivatives instruments that provide exposure to various crypto assets. The Fund may invest in ETFs managed by, sponsored by or otherwise associated with the Sub-Adviser.
•Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or in the case of the Fund, the return earned on an investment in one or more Underlying Crypto Assets (each a “Crypto Swap”). It is expected that the Fund will invest in swaps that use one or more of the following as a reference asset or benchmark: (i) a reference rate or index tied to one or more Underlying Crypto Assets, (ii) Spot Crypto ETPs or Crypto ETFs, or (iii) other benchmarks that the Adviser or Sub-Adviser believes produce returns consistent with one or more Underlying Crypto Assets.
•Futures Contracts. In order to obtain exposure to Underlying Crypto Assets, the Fund may enter into, as the “buyer,” futures contracts, that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”). The futures contracts may be tied directly to an Underlying Crypto Asset or to a Crypto ETF or Spot Crypto ETP (as described below) (“Crypto Futures Contracts”). In order to maintain its exposure to the Underlying Crypto Assets, the Fund may exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in futures contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”).
•Options. The Fund may invest in exchange traded options contracts that reference the Underlying Crypto Assets or Crypto ETFs or Spot Crypto ETPs (“Crypto Options” and, together with Crypto ETPs, Crypto ETFs, Crypto Swaps and Crypto Futures Contracts, “crypto-related investments”). The Fund may invest in options traded on an exchange registered with the CFTC, or on foreign exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
In seeking to achieve its investment objective, the Fund may also invest in equity securities of “crypto-related companies.” For these purposes, crypto-related companies are companies that the Adviser or a Sub-Adviser believes provide returns that generally correspond, or are closely related, to the performance of one or more Underlying Crypto Assets. Similar to other types of crypto-related investments, there can be no assurance that the returns of crypto-related companies will correspond, or be closely-related, to the performance of an Underlying Crypto Assets.
The mix of investments used to achieve the Fund’s desired exposure to the Underlying Crypto Assets is at the sole discretion of the Adviser or Sub-Adviser. The Adviser or Sub-Adviser may consider the following factors, among others, when determining the Fund’s investments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), the financial condition of counterparties and market conditions.
The Fund also expects to engage in reverse repurchase agreements, a form of borrowing.
The Fund expects to invest in certain investments indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to one or more of the Underlying Crypto Assets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, may invest in certain investments, such as derivatives instruments (including swaps, futures, and options), to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter (the “Asset Diversification Test”).
Although the Fund does not seek leveraged returns, investing in certain financial instruments may have a leveraging effect on the Fund. The Fund will invest in cash, cash-like instruments and/or high-quality securities (collectively, “Collateral”). The Collateral may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser or Sub-Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in financial instruments.
In seeking to achieve its investment objective, the Fund may use either a “replication” strategy, , meaning the Fund will invest in investments that provide exposure to all of the Index constituents in the approximate proportions as in the Index, or a “representative sampling” strategy, meaning it may invest in investments that provide exposure to a sample of the Index constituents whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular Underlying Crypto Asset, or a subset of Underlying Crypto Assets, such that the Fund has greater or lesser exposure to that Underlying Crypto Asset or subset of Underlying Crypto Assets than is represented by the Index. This may cause the Fund to gain exposure to crypto assets not included in the Index, but which the Adviser believes are appropriate to substitute for certain Underlying Crypto Assets. As a result, the price performance of the Fund’s portfolio may deviate from the returns of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
Information About Crypto Assets
Crypto assets are bearer assets whose ownership is secured by cryptographic protocols and incentives that operate on a network of computers utilizing blockchains, as defined below. Digital assets are intended to allow for storage and transfer without the need for a trusted intermediary. Well-known blockchains that have their own native digital assets include Bitcoin and Ethereum.
Digital assets are traded on trading venues around the world, as well as on over-the-counter and peer-to-peer markets. Digital assets can be converted to fiat currencies or into other digital assets at rates determined by supply and demand on these markets. Derivative investment products, including futures, options, and swaps contracts, are also available that allow investors to build sophisticated investment and trading strategies focused around the most prominent digital assets.
The number and diversity of market participants and companies operating in the digital asset space has also increased dramatically over the past several years. Currently, there are a wide range of companies providing services related to digital assets to retail and institutional investors. These include companies that provide trading venues, custody solutions for institutional and retail investors, investment funds, payment services, trading services, lending and collateral management, and prime brokerage.
The ownership of digital assets is recorded in a digital ledger or database (a “blockchain”). Blockchains differ from traditional databases in that they are designed not to be controlled by any single party, but rather, to be maintained by a distributed network of computers, each of which maintains and updates its own copy of the ledger. Each participant in this network is incentivized to process transactions according to a set of predetermined rules and to keep its ledger consistent with the rest of the network over time.
21Shares FTSE Crypto 10 ex-BTC Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track, before fees and expenses, the price performance of the Index. The Fund does not try to outperform the Index and does not seek to invest in temporary defensive positions when markets decline or appear overvalued.
The Index measures the performance of the top ten largest crypto assets globally, excluding bitcoin, ranked by their market capitalization (collectively, the “Underlying Crypto Assets”). All crypto assets that meet the Index eligibility criteria may be included in the Index. The Index is reconstituted and rebalanced quarterly in March, June, September and December. Therefore, the crypto assets represented in the Index are likely to change over time. Each crypto asset’s weighting in the Index is based solely on its market capitalization. A crypto asset’s market capitalization is defined as its “circulating” supply (i.e., the total number of coins or tokens currently available for trading in the market) as of the last day of the month prior to the Index’s quarterly rebalance month multiplied by its price on the Wednesday after the first Friday of the Index’s quarterly rebalance month. The Index Provider (as defined below) determines the circulating supply and the price of each crypto asset included in the Index using publicly available data from multiple well-established and reputable cryptocurrency trading platforms selected by the Index Provider.
As of the date of this Prospectus the Index constituents include the following:

Crypto Asset	Weighting (as of October 31, 2025)
Ethereum	48.51%
Binance Coin	15.70%
XRP	15.65%
Solana	10.54%
Dogecoin	2.91%
Cardano	2.31%
Hyperliquid	1.52%
Chainlink	1.21%
Sui	0.87%
Avalanche	0.79%
The Index is constructed and maintained by FTSE Russell (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser, or 21Shares US LLC (the “Sub-Adviser”).
The Fund seeks to achieve its investment objective by investing primarily in securities and financial instruments that derive their value from the performance of the Underlying Crypto Assets. The Fund does not invest directly in any crypto assets, including the Underlying Crypto Assets. In seeking to achieve its investment objective, the Fund may invest in (i) exchange traded products (“ETPs”) that provide exposure to one or more Underlying Crypto Assets, including by holding one or more Underlying Crypto Assets directly; (ii) ETFs registered under the 1940 Act that provide exposure to one or more Underlying Crypto Assets; and (iii) financial instruments, including swap agreements, futures contracts, and options contracts that provide direct and indirect economic exposure to one or more Underlying Crypto Assets. The Fund may invest in ETPs, ETFs or other products managed by, sponsored by, or otherwise associated with a Sub-Adviser.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments that provide exposure to Underlying Crypto Assets or have economic characteristics that are substantially similar to Underlying Crypto Assets. Additional information about the securities and financial instruments in which the Fund will primarily invest is described below:
•ETPs. The Fund may invest directly in ETPs. ETPs in which the Fund may invest are designed to provide exposure to the performance of one or more Underlying Crypto Assets and either hold such crypto assets directly or are fully secured by holdings of such crypto assets (“Spot Crypto ETPs”). The Fund may invest in U.S. ETPs or non-U.S. ETPs. The U.S. ETPs generally issue shares of beneficial interest that derive their value from a basket of one or more crypto assets. Each non-U.S. ETP will generally be structured as an exchange traded note, and issue bonds that are collateralized by the respective amount of units of the particular Underlying Crypto Asset. The non-U.S. ETPs in which the Fund may invest will be listed on a European exchange and domiciled in Europe, including the United Kingdom and Channel Islands. ETPs are not registered under the 1940 Act, and thus do not provide shareholders with the protections afforded by the 1940 Act. The Fund may invest in ETPs managed by, sponsored by, or otherwise associated with the Sub-Adviser.
•ETFs. The Fund may invest in ETFs that are registered under the 1940 Act that provide exposure to one or more crypto assets (“Crypto ETFs”). ETFs are a type of open-end fund, shares of which are traded on a national securities exchange. ETFs may not hold any Underlying Crypto Assets directly, but may invest in derivatives instruments that provide exposure to various crypto assets. The Fund may invest in ETFs managed by, sponsored by or otherwise associated with the Sub-Adviser.
•Swap Agreements. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or in the case of the Fund, the return earned on an investment in one or more Underlying Crypto Assets (each a “Crypto Swap”). It is expected that the Fund will invest in swaps that use one or more of the following as a reference asset or benchmark: (i) a reference rate or index tied to one or more Underlying Crypto Assets, (ii) Spot Crypto ETPs or Crypto ETFs, or (iii) other benchmarks that the Adviser or Sub-Adviser believes produce returns consistent with one or more Underlying Crypto Assets.
•Futures Contracts. In order to obtain exposure to Underlying Crypto Assets, the Fund may enter into, as the “buyer,” futures contracts, that trade on an exchange registered with the Commodity Futures Trading Commission (“CFTC”). The futures contracts may be tied directly to an Underlying Crypto Asset or to a Crypto ETF or Spot Crypto ETP (as described below) (“Crypto Futures Contracts”). In order to maintain its exposure to the Underlying Crypto Assets, the Fund may exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This process is referred to as “rolling.” The Fund may invest in futures contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”).
•Options. The Fund may invest in exchange traded options contracts that reference the Underlying Crypto Assets or Crypto ETFs or Spot Crypto ETPs (“Crypto Options” and, together with Crypto ETPs, Crypto ETFs, Crypto Swaps and Crypto Futures Contracts, “crypto-related investments”). The Fund may invest in options traded on an exchange registered with the CFTC, or on foreign exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
In seeking to achieve its investment objective, the Fund may also invest in equity securities of “crypto-related companies.” For these purposes, crypto-related companies are companies that the Adviser or a Sub-Adviser believes provide returns that generally correspond, or are closely related, to the performance of one or more Underlying Crypto Assets. Similar to other types of crypto-related investments, there can be no assurance that the returns of crypto-related companies will correspond, or be closely-related, to the performance of an Underlying Crypto Assets.
The mix of investments used to achieve the Fund’s desired exposure to the Underlying Crypto Assets is at the sole discretion of the Adviser or Sub-Adviser. The Adviser or Sub-Adviser may consider the following factors, among others, when determining the Fund’s investments: liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), the financial condition of counterparties and market conditions.
The Fund also expects to engage in reverse repurchase agreements, a form of borrowing.
The Fund expects to invest in certain investments indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to one or more of the Underlying Crypto Assets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, may invest in certain investments, such as derivatives instruments (including swaps, futures, and options), to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter (the “Asset Diversification Test”).
Although the Fund does not seek leveraged returns, investing in certain financial instruments may have a leveraging effect on the Fund. The Fund will invest in cash, cash-like instruments and/or high-quality securities (collectively, “Collateral”). The Collateral may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser or Sub-Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in financial instruments.
In seeking to achieve its investment objective, the Fund may use either a “replication” strategy, , meaning the Fund will invest in investments that provide exposure to all of the Index constituents in the approximate proportions as in the Index, or a “representative sampling” strategy, meaning it may invest in investments that provide exposure to a sample of the Index constituents whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular Underlying Crypto Asset, or a subset of Underlying Crypto Assets, such that the Fund has greater or lesser exposure to that Underlying Crypto Asset or subset of Underlying Crypto Assets than is represented by the Index. This may cause the Fund to gain exposure to crypto assets not included in the Index, but which the Adviser believes are appropriate to substitute for certain Underlying Crypto Assets. As a result, the price performance of the Fund’s portfolio may deviate from the returns of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
Information About Crypto Assets
Crypto assets are bearer assets whose ownership is secured by cryptographic protocols and incentives that operate on a network of computers utilizing blockchains, as defined below. Digital assets are intended to allow for storage and transfer without the need for a trusted intermediary. Well-known blockchains that have their own native digital assets include Bitcoin and Ethereum.
Digital assets are traded on trading venues around the world, as well as on over-the-counter and peer-to-peer markets. Digital assets can be converted to fiat currencies or into other digital assets at rates determined by supply and demand on these markets. Derivative investment products, including futures, options, and swaps contracts, are also available that allow investors to build sophisticated investment and trading strategies focused around the most prominent digital assets.
The number and diversity of market participants and companies operating in the digital asset space has also increased dramatically over the past several years. Currently, there are a wide range of companies providing services related to digital assets to retail and institutional investors. These include companies that provide trading venues, custody solutions for institutional and retail investors, investment funds, payment services, trading services, lending and collateral management, and prime brokerage.
The ownership of digital assets is recorded in a digital ledger or database (a “blockchain”). Blockchains differ from traditional databases in that they are designed not to be controlled by any single party, but rather, to be maintained by a distributed network of computers, each of which maintains and updates its own copy of the ledger. Each participant in this network is incentivized to process transactions according to a set of predetermined rules and to keep its ledger consistent with the rest of the network over time.